Related Party Transactions (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Opening balances	R$ 146	R$ 335	R$ 188
Dividends proposed by investees	496	519	655
Withholding income tax on Interest on equity			(9)
Amounts received	(592)	(708)	(499)
Ending balances	R$ 50	R$ 146	R$ 335